Equity-Based Compensation	12 Months Ended
Dec. 31, 2011
Equity-Based Compensation [Abstract]
Equity-Based Compensation
Equity-Based Compensation
In December 2011, the Partnership’s unitholders approved the Regency Energy Partners LP 2011 Long-Term Incentive Plan (the “2011 Incentive Plan”), which provides for awards of options to purchase the Partnership’s common units; awards of the Partnership’s restricted units, phantom units and common units; awards of distribution equivalent rights; awards of common unit appreciation rights; and other unit-based awards to employees, directors and consultants of the Partnership and its affiliates and subsidiaries. The 2011 Incentive Plan will be administered by the Compensation Committee of the board of directors, which may, in its sole discretion, delegate its powers and duties under the 2011 Incentive Plan to the Chief Executive Officer. Up to 3,000,000 of the Partnership’s common units may be granted as awards under the 2011 Incentive Plan, with such amount subject to adjustment as provided for under the terms of the 2011 Incentive Plan.
The 2011 Incentive Plan may be amended or terminated at any time by the board of directors or the Compensation Committee without the consent of any participant or unitholder, including an amendment to increase the number of common units available for awards under the plan; however, any material amendment, such as a change in the types of awards available under the plan, would require the approval of the unitholders of the Partnership. The Compensation Committee is also authorized to make adjustments in the terms and conditions of, and the criteria included in awards under the 2011 Incentive Plan in specified circumstances. The 2011 Incentive Plan is effective until December 19, 2021 or, if earlier, the time at which all available units under the 2011 Incentive Plan have been issued to participants or the time of termination of the plan by the board of directors.
LTIP compensation expense of $5 million, $3 million, $2 million and $12 million is recorded in general and administrative expense in the statement of operations for the years ended December 31, 2012, December 31, 2011 and for the periods from May 26, 2010 to December 31, 2010 and from January 1, 2010 to May 25, 2010, respectively. In 2010, upon the change of control from GE EFS to ETE, all then non-vested restricted and phantom units, exclusive of the May 7, 2010 phantom unit grants described below, vested during the predecessor period and the Partnership recorded a one-time general and administrative charge of $10 million as a result of such unit vesting.
Common Unit Options. The fair value of each option award is estimated on the date of grant using the Black-Scholes Option Pricing Model. Upon the exercise of the common unit options, the Partnership intends to settle these obligations with new issues of common units on a net basis. The common unit options activity for the years ended December 31, 2012, 2011, and 2010 is as follows:

2012
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	156,850	$21.99
Forfeited or expired	(300)	23.73
Outstanding at end of period	156,550	21.96
Exercisable at the end of the period	156,550
2011
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	201,950	$21.93
Exercised	(38,300)	20.84
Forfeited or expired	(6,800)	26.72
Outstanding at end of period	156,850	21.99
Exercisable at the end of the period	156,850
2010
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	306,651	$21.50
Exercised	(100,200)	20.60
Forfeited or expired	(4,501)	23.73
Outstanding at end of period	201,950	21.93
Exercisable at the end of the period	201,950

The common unit options have an intrinsic value of less than $1 million related to non-vested units with a weighted average contractual term of 3.4 years. Intrinsic value is the closing market price of a unit less the option strike price, multiplied by the number of unit options outstanding as of the end of the period presented. Unit options with an exercise price greater than the end of the period closing market price are excluded.
Restricted (Non-Vested) Units. The fair value of each restricted (non-vested) unit is determined using the grant date closing price of the Partnership’s common units. All outstanding restricted units vested on May 25, 2010, and the Partnership did not issue any additional restricted units during the remainder of 2010, 2011 or 2012. Restricted (non-vested) common unit activity for the year ended December 31, 2010 is as follows:

2010
Restricted (Non-Vested) Common Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	464,009	$28.36
Granted	—	—
Vested	(444,759)	28.19
Forfeited or expired	(19,250)	32.35
Outstanding at the end of period	—	—

Phantom Units. All phantom units granted prior to November 2010 were in substance two grants composed of (1) service condition grants with graded vesting over three years; and (2) market condition grants with cliff vesting based upon the Partnership’s relative ranking in total unitholder return among 20 peer companies. Upon the change in control from GE EFS to ETE, all then-outstanding phantom units, exclusive of the May 7, 2010 grant described below, vested. The service condition grants vested at a rate of 100% and the market condition grants vested at a rate of 150% pursuant to the terms of the awards. Subsequent to November 2010, all phantom units granted are service condition grants that vest at a rate of 100%.
In December 2012, the Partnership awarded 495,375 phantom units to senior management and certain key employees. These awards are service condition (time-based) grants that vest over the next five years on a cliff basis; by vesting 60% at the end of the third year of service and vesting the remaining 40% at the end of the fifth year of service. Also during 2012, 8,250 phantom units were awarded to senior management and key employees as service condition (time-based) grants that generally vest ratably over the next five years. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
During 2011, the Partnership awarded 596,320 phantom units to senior management and certain key employees. These awards are service condition (time-based) grants that generally vest ratably over the next five years. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
In November and December 2010, the Partnership awarded 574,700 phantom units to senior management and certain key employees. These awards are service condition (time-based) grants that generally vest ratably over the next five years. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
On November 21, 2010, Mr. Byron R. Kelley, the Partnership’s former President and Chief Executive Officer, retired. The Partnership entered into a consulting agreement with Mr. Kelley, pursuant to which Mr. Kelley will provide consulting services to the Partnership for a term of three years and received a grant of 33,000 service condition (time-based) phantom units. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
On May 7, 2010, the Partnership awarded 247,500 phantom units to senior management and certain key employees. These phantom units include a provision that will accelerate vesting (1) upon a change in control and (2) within 12 months of a change in control, if the grantee’s employment is terminated by the Partnership without “Cause” (as defined in the Form of Grant of Phantom Units) or the grantee resigns for “Good Reason” (as defined in the Form of Grant of Phantom Units). Distributions related to these unvested phantom units will be accrued and paid upon vesting.
The following table presents phantom unit activity for the years ended December 31, 2012, 2011 and 2010:

2012
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	1,086,393	$24.51
Service condition grants	503,625	21.39
Vested service condition	(223,258)	24.71
Vested market condition	(10,200)	19.52
Forfeited service condition	(120,868)	24.85
Forfeited market condition	(4,350)	19.52
Total outstanding at end of period	1,231,342	23.22
2011
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	742,517	$23.61
Service condition grants	596,320	24.55
Vested service condition	(142,520)	24.73
Vested market condition	(8,550)	19.52
Forfeited service condition	(88,474)	24.99
Forfeited market condition	(12,900)	19.52
Total outstanding at end of period	1,086,393	24.51

2010
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	301,700	$8.63
Service condition grants	716,200	24.72
Market condition grants	148,500	11.89
Vested service condition	(166,173)	11.63
Vested market condition	(200,610)	5.85
Forfeited service condition	(18,787)	20.18
Forfeited market condition	(38,313)	11.43
Total outstanding at end of period	742,517	23.61

The Partnership expects to recognize $25 million of compensation expense related to non-vested phantom units over a period of 5 years.